Non-cash and other items	12 Months Ended
Dec. 31, 2025
Non-cash and other items
Non-cash and other items

26 Non-cash and other items

This note shows non-cash items adjusted for in the cash flow statement and movement in operating assets and liabilities.

	2025	2024	2023
	£m	£m	£m
Impairment losses	671	359	572
Depreciation and amortisation	1,154	1,058	934
Change in fair value taken to profit or loss of other financial assets	33	274	(584)
Change in fair value taken to profit or loss of other financial liabilities and subordinated liabilities	517	200	831
Foreign exchange recycling losses/(gains)	28	77	(484)
Elimination of foreign exchange differences	(1,673)	1,525	312
Income receivable on other financial assets	(3,138)	(2,459)	(1,415)
Loss on sale of other financial assets	8	21	44
Share of (profit)/loss of associates	(68)	(19)	9
(Gain)/loss on sale of other assets and net assets and liabilities	(7)	(23)	125
Interest payable on MRELs and subordinated liabilities	1,340	1,407	1,352
Gain on redemption of own debt	—	—	(3)
Charges and releases of provisions	201	330	313
Change in fair value of cash flow hedges	899	1,494	1,021
Other non-cash items	126	35	59
Defined benefit pension schemes	93	86	122
Non-cash and other items	184	4,365	3,208
Change in operating assets and liabilities
Change in trading assets	197	(5,331)	327
Change in derivative assets	17,687	(373)	20,826
Change in settlement balance assets	1,440	5,146	(4,659)
Change in loans to banks	(950)	278	752
Change in loans to customers	(16,846)	(17,173)	(15,626)
Change in other financial assets	292	(92)	132
Change in other assets	(81)	133	(213)
Change in assets of disposal groups	—	106	412
Change in bank deposits	12,640	9,262	1,749
Change in customer deposits	6,848	2,113	(18,964)
Change in settlement balance liabilities	(787)	(4,916)	4,633
Change in trading liabilities	(5,694)	1,078	828
Change in derivative liabilities	(18,108)	(313)	(21,652)
Change in other financial liabilities	5,090	3,640	6,564
Change in notes in circulation	(152)	79	19
Change in other liabilities	(604)	(904)	(807)
Change in operating assets and liabilities	972	(7,267)	(25,679)